Huntington Asset Services, Inc.

2960 N. Meridian St. Ste. 300

Indianapolis, IN 46208

January 5, 2016

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 2054

RE:   The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”) (File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 225 to the Trust’s Registration Statement under the Securities Act, and Amendment No. 226 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”) pertaining to the Green Owl Intrinsic Value Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a) for the purposes of making certain revisions to reflect a new investment adviser for the Fund. If you have any questions concerning the foregoing, please contact John H. Lively, Trust Counsel, at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President